Property, Plant and Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 67,072	$ 54,041
Less accumulated depreciation	25,085	20,900
Fixed assets, net	41,987	33,141
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,401	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,730	18,490
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	27,626	19,121
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,057	934
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,542	6,256
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	429	396
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,100	1,894
Right Use Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,187	$ 6,087